Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
Defined Contribution Plan [Abstract]
Employee Benefit Plans

NOTE 18 — Employee Benefit Plans

401(k) Plans

The Company maintains two separate qualified tax deferred 401(k) plans that cover all employees who meet the one of 401(k) plan’s eligibility requirements. The Company matches up to 100% of each participant’s contribution up to a maximum of 5% of the participant’s eligible compensation.

Postretirement Obligations

Effective with the Business Combinations, the Company sponsors an unfunded defined benefit health care plan that provides postretirement medical benefits to certain legacy Aria full-time employees who meet minimum age and service requirements.

The following table sets forth changes in the plan’s benefit obligations:

(in thousands)	2021	2020
Benefit obligation at beginning of year	$—	$—
Addition due to Business Combinations	3,567	—
Service cost	11	—
Interest cost	27	—
Net actuarial (gain) loss	(917)	—
Net benefits paid	(71)	—
Benefit obligation at end of year	$2,617	$—

Amounts recognized in the consolidated balance sheets as of December 31, 2021 and 2020, consist of:

(in thousands)	2021	2020
Accrued benefit liability	$2,617	$—

Net periodic benefit cost recognized in the consolidated statements of comprehensive loss was as follows:

(in thousands)	2021	2020
Service cost	$11	$—
Interest cost	27	—
Net actuarial (gain) loss	(917)	—
Net periodic benefit cost	$(879)	$—

The discount rate assumption for the net periodic benefit cost for 2021 was 2.62% and the discount rate assumption for the benefit obligation as of December 31, 2021 was 2.56%.

Estimated future benefit payments for the next 10 years are as follows for the years ended December 31:

(in thousands)
2022	$206
2023	162
2024	150
2025	142
2026	147
2027 to 2031	745